Loan Servicing (Principal Balances of Mortgage Loans at Year-End) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans [Abstract]
Mortgage loans serviced for Freddie Mac	$ 8,243	$ 10,433